Segmented Information	6 Months Ended
Apr. 30, 2023
Segmented Information [Abstract]
Segmented Information
13.	Segmented Information

As of April 30, 2023, the Company has one operating segment, research and development of psychedelic medicine, which takes place primarily in Israel.

The Company’s non-current assets by geographical location are as follows:

April 30, 2023	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$37,587	$37,587	$50,115	$125,289
Property and equipment	–	–	–	9,773	9,773
Restricted cash	14,730	–	–	–	14,730
ROU asset	–	–	–	4,343	4,343
	$14,730	$37,587	$37,587	$64,231	$154,135

October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$39,079	$39,079	$52,106	$130,264
Property and equipment	–	–	–	12,902	12,902
Restricted cash	14,653	–	–	–	14,653
ROU asset	–	–	–	35,730	35,730
Deferred offering costs	–	198,173	–	–	198,173
	$14,653	$237,252	$39,079	$100,738	$391,722